Earnings (Loss) Per Share (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted Average Number Diluted Shares Outstanding Adjustment	0	2,158,112	388,256